Issuance of Negotiable Obligations - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ARS ($)	Dec. 21, 2018 ARS ($)	Mar. 06, 2018 USD ($)	Dec. 31, 2017 ARS ($)	Mar. 22, 2017 ARS ($)	Jan. 01, 2017 ARS ($)	Apr. 18, 2016 ARS ($)	Apr. 15, 2016 USD ($)	Apr. 25, 2013 ARS ($)	Mar. 25, 2013 USD ($)
Disclosure of detailed information about financial instruments [line items]
Negotiable obligations issued		$ 9,307,171,000			$ 12,681,237,000
Grupo Supervielle Sa Negotiable Obligations Issuance Program [member]
Disclosure of detailed information about financial instruments [line items]
Maximum outstanding amount of negotiable obligations		1,000,000,000
Grupo Supervielle Sa Negotiable Obligations Issuance Program [member] | Banco Supervielle S.A. [member]
Disclosure of detailed information about financial instruments [line items]
Maximum outstanding amount of negotiable obligations				$ 2,300,000,000						$ 500,000,000
Maximum nominal amount of negotiable obligations						$ 2,500,000,000		$ 1,000,000,000
Grupo Supervielle Sa Negotiable Obligations Issuance Program [member] | Top of range [member] | Banco Supervielle S.A. [member]
Disclosure of detailed information about financial instruments [line items]
Maximum outstanding amount of negotiable obligations	$ 800,000,000
Negotiable Obligations Class F [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 3,899,161,779
Borrowings maturity date	November 4, 2019
Borrowings, interest rate basis	Floating Badlar of Private Banks + 4.85%
Borrowings amortization basis	Amortization capital to be paid at maturity date.
Global Program for Issuance of Negotiable Obligations [member]
Disclosure of detailed information about financial instruments [line items]
Maximum outstanding amount of negotiable obligations									$ 2,000,000,000		$ 750,000,000
Borrowings		1,383,817,000			1,012,661,000		$ 2,540,433,000
Global Program for Issuance of Negotiable Obligations [member] | Cordial Compania Financiera S.A. [member]
Disclosure of detailed information about financial instruments [line items]
Maximum outstanding amount of negotiable obligations										$ 500,000,000
Maximum nominal amount of negotiable obligations						$ 2,500,000,000		$ 1,000,000,000
Borrowings		9,307,171,000			$ 12,681,237,000		$ 3,775,525,000
New Negotiable Obligations Issuance Global Program [member]
Disclosure of detailed information about financial instruments [line items]
Maximum outstanding amount of negotiable obligations		$ 1,000,000,000
Non-Subordinated Corporate Bonds [member]
Disclosure of detailed information about financial instruments [line items]
Negotiable obligations issued			$ 3,000,000,000